Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Taxation
Amount credited/(expensed) in income statement	€ 716	€ 425
Gross deferred tax asset	38,917	34,488
Gross deferred tax liability	(4,826)	(5,693)
Less amounts unrecognised	(14,613)	(10,250)
Net recognised deferred tax (liability)/asset	19,478	18,545	€ 18,569
Deferred tax assets and liabilities
Deferred tax assets	20,177	19,316
Deferred tax liabilities	(699)	(771)
Net deferred tax assets	19,478	18,545	€ 18,569
Germany
Deferred tax assets and liabilities
Deferred tax assets	2,029	2,021
Discontinued operation
Taxation
Net recognised deferred tax (liability)/asset		11
Deferred tax assets and liabilities
Net deferred tax assets		11
Tangible assets
Taxation
Amount credited/(expensed) in income statement	(176)	136
Gross deferred tax asset	2,656	2,761
Gross deferred tax liability	(1,174)	(1,426)
Less amounts unrecognised	10	(47)
Net recognised deferred tax (liability)/asset	1,492	1,288
Deferred tax assets and liabilities
Net deferred tax assets	1,492	1,288
Intangible assets
Taxation
Amount credited/(expensed) in income statement	354	324
Gross deferred tax asset	367	630
Gross deferred tax liability	(1,177)	(1,495)
Less amounts unrecognised	11	15
Net recognised deferred tax (liability)/asset	(799)	(850)
Deferred tax assets and liabilities
Net deferred tax assets	(799)	(850)
Tax losses
Taxation
Amount credited/(expensed) in income statement	455	(78)
Gross deferred tax asset	32,830	28,035
Less amounts unrecognised	(14,051)	(9,540)
Net recognised deferred tax (liability)/asset	18,779	18,495
Deferred tax assets and liabilities
Net deferred tax assets	18,779	18,495
Tax losses | Luxembourg [Member]
Deferred tax assets and liabilities
Deferred tax assets	16,714	16,269
Treasury related items
Taxation
Amount credited/(expensed) in income statement	19	2
Gross deferred tax asset	594	623
Gross deferred tax liability	(138)	(717)
Less amounts unrecognised	(569)	(588)
Net recognised deferred tax (liability)/asset	(113)	(682)
Deferred tax assets and liabilities
Net deferred tax assets	(113)	(682)
Temporary differences relating to revenue recognition
Taxation
Amount credited/(expensed) in income statement	(61)	(40)
Gross deferred tax asset	2	19
Gross deferred tax liability	(677)	(705)
Net recognised deferred tax (liability)/asset	(675)	(686)
Deferred tax assets and liabilities
Net deferred tax assets	(675)	(686)
Temporary differences relating to leases
Taxation
Amount credited/(expensed) in income statement	(16)	216
Gross deferred tax asset	1,576	1,482
Gross deferred tax liability	(1,354)	(1,054)
Less amounts unrecognised		(30)
Net recognised deferred tax (liability)/asset	222	398
Deferred tax assets and liabilities
Net deferred tax assets	222	398
Other temporary differences
Taxation
Amount credited/(expensed) in income statement	141	(135)
Gross deferred tax asset	892	938
Gross deferred tax liability	(306)	(296)
Less amounts unrecognised	(14)	(60)
Net recognised deferred tax (liability)/asset	572	582
Deferred tax assets and liabilities
Net deferred tax assets	€ 572	€ 582